Trade and other receivables - Components of trade and other receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 42,198	$ 45,467
Accrued revenues	5,366	5,118
Tax credits receivable	4,178	4,316
Interest receivable	10	39
Other receivables	329	269
Trade and other receivables	$ 52,081	$ 55,209